Note 16 - Weighted-average Assumptions Used to Determine Net Pension (Income) Expenses (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member] | UNITED STATES
Weighted Average Assumptions Used To Determine Net Pension Income Expenses [Line Items]
Discount rate	4.25%		3.50%	4.19%
Salary increase rate	3.39%		3.34%	3.37%
Expected long-term rate of return on plan assets	8.20%		7.40%	7.63%
Successor [Member] | Non-U.S. [Member]
Weighted Average Assumptions Used To Determine Net Pension Income Expenses [Line Items]
Discount rate	3.33%		2.09%	3.34%
Salary increase rate	2.77%		1.95%	2.62%
Expected long-term rate of return on plan assets	5.54%		4.69%	4.93%
Predecessor [Member] | UNITED STATES
Weighted Average Assumptions Used To Determine Net Pension Income Expenses [Line Items]
Discount rate		3.52%
Salary increase rate		3.40%
Expected long-term rate of return on plan assets		8.12%
Predecessor [Member] | Non-U.S. [Member]
Weighted Average Assumptions Used To Determine Net Pension Income Expenses [Line Items]
Discount rate		3.63%
Salary increase rate		2.79%
Expected long-term rate of return on plan assets		6.66%